Related Party Transactions (Details) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended										3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended								12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended		9 Months Ended										3 Months Ended			12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended
	Sep. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2014 Services Provided By Related Party [Member] USD ($)	Sep. 30, 2013 Services Provided By Related Party [Member] USD ($)	Sep. 30, 2014 Services Provided To Related Party [Member] USD ($)	Sep. 30, 2013 Services Provided To Related Party [Member] USD ($)	Sep. 30, 2014 Operating Lease Agreements [Member] USD ($)	Sep. 30, 2013 Operating Lease Agreements [Member] USD ($)	Sep. 30, 2014 Sales To Related Party [Member] USD ($)	Sep. 30, 2013 Sales To Related Party [Member] USD ($)	Sep. 30, 2014 Purchases From Related Party [Member] USD ($)	Sep. 30, 2013 Purchases From Related Party [Member] USD ($)	Sep. 30, 2014 accounts payable USD ($)	Dec. 31, 2013 accounts payable USD ($)	Sep. 30, 2014 accounts receivable USD ($)	Dec. 31, 2013 accounts receivable USD ($)	Sep. 30, 2014 Accounts Receivable Serices [Member] USD ($)	Dec. 31, 2013 Accounts Receivable Serices [Member] USD ($)	Sep. 30, 2014 Accounts Payable Serices [Member] USD ($)	Dec. 31, 2013 Accounts Payable Serices [Member] USD ($)	Sep. 30, 2014 Fresenius SE [Member] USD ($)	Sep. 30, 2014 Fresenius SE [Member] EUR (€)	Sep. 30, 2014 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Sep. 30, 2013 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Sep. 30, 2014 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Sep. 30, 2013 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Sep. 30, 2014 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Sep. 30, 2013 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Sep. 30, 2014 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Sep. 30, 2013 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Dec. 31, 2013 Fresenius SE [Member] Accounts Receivable Serices [Member] USD ($)	Sep. 30, 2014 Fresenius SE [Member] Accounts Payable Serices [Member] USD ($)	Dec. 31, 2013 Fresenius SE [Member] Accounts Payable Serices [Member] USD ($)	Sep. 30, 2014 General Partner [Member] USD ($)	Sep. 30, 2014 General Partner [Member] EUR (€)	Sep. 30, 2014 Equity Method Investees [Member] Services Provided To Related Party [Member] USD ($)	Sep. 30, 2013 Equity Method Investees [Member] Services Provided To Related Party [Member] USD ($)	Sep. 30, 2014 Equity Method Investees [Member] Accounts Receivable Serices [Member] USD ($)	Dec. 31, 2013 Equity Method Investees [Member] Accounts Receivable Serices [Member] USD ($)	Sep. 30, 2014 Equity Method Investees [Member] equity method investee USD ($)	Sep. 30, 2014 Fresenius SE Subsidiary [Member] USD ($)	Sep. 30, 2014 Fresenius SE Subsidiary [Member] Services Provided By Related Party [Member] USD ($)	Sep. 30, 2013 Fresenius SE Subsidiary [Member] Services Provided By Related Party [Member] USD ($)	Sep. 30, 2014 Fresenius SE Subsidiary [Member] Services Provided To Related Party [Member] USD ($)	Sep. 30, 2013 Fresenius SE Subsidiary [Member] Services Provided To Related Party [Member] USD ($)	Sep. 30, 2014 Fresenius SE Subsidiary [Member] Operating Lease Agreements [Member] USD ($)	Sep. 30, 2013 Fresenius SE Subsidiary [Member] Operating Lease Agreements [Member] USD ($)	Sep. 30, 2014 Fresenius SE Subsidiary [Member] Sales To Related Party [Member] USD ($)	Sep. 30, 2013 Fresenius SE Subsidiary [Member] Sales To Related Party [Member] USD ($)	Sep. 30, 2014 Fresenius SE Subsidiary [Member] Purchases From Related Party [Member] USD ($)	Sep. 30, 2013 Fresenius SE Subsidiary [Member] Purchases From Related Party [Member] USD ($)	Sep. 30, 2014 Fresenius SE Subsidiary [Member] Senior notes held by related party [Member] USD ($)	Sep. 30, 2014 Fresenius SE Subsidiary [Member] Senior notes held by related party [Member] EUR (€)	Sep. 30, 2014 Fresenius SE Subsidiary [Member] accounts payable USD ($)	Dec. 31, 2013 Fresenius SE Subsidiary [Member] accounts payable USD ($)	Sep. 30, 2014 Fresenius SE Subsidiary [Member] accounts receivable USD ($)	Dec. 31, 2013 Fresenius SE Subsidiary [Member] accounts receivable USD ($)	Sep. 30, 2014 Fresenius SE Subsidiary [Member] Accounts Receivable Serices [Member] USD ($)	Dec. 31, 2013 Fresenius SE Subsidiary [Member] Accounts Receivable Serices [Member] USD ($)	Sep. 30, 2014 Fresenius SE Subsidiary [Member] Accounts Payable Serices [Member] USD ($)	Dec. 31, 2013 Fresenius SE Subsidiary [Member] Accounts Payable Serices [Member] USD ($)	Sep. 30, 2014 General partner extensions [Member]
Related Party Transactions [Line Items]
Amount of transaction	$ 23		$ 66,443	$ 78,215	$ 20,569	$ 20,758	$ 21,188	$ 20,037	$ 42,822	$ 22,651	$ 33,644	$ 42,274	$ 3,859	$ 7,231	$ 18,566	$ 18,587	$ 3,301	$ 21,556	$ 5,079	$ 4,265			$ 17,059	$ 16,265	$ 238	$ 241	$ 7,907	$ 7,331	$ 0	$ 17	$ 245	$ 2,642	$ 2,365			$ 14,082	$ 15,833	$ 2,227	$ 20,336	$ 22,500		$ 49,384	$ 61,950	$ 6,249	$ 4,684	$ 13,281	$ 12,706	$ 42,822	$ 22,634	$ 33,644	$ 42,274	$ 16,116	€ 11,800	$ 3,859	$ 7,231	$ 18,566	$ 18,587	$ 1,051	$ 975	$ 2,437	$ 1,900
Due to related parties	146,691	123,929																																2,049	1,500						57,515
Interest rate																																		1.335%	1.335%					2.5366%	6.10%											5.25%	5.25%									1.875%
Date of repayment																					Jul. 31, 2014	Jul. 31, 2014																			May 23, 2014
Advances received																					$ 157,886	€ 115,600
Interest rate, advances received																					1.474%	1.474%